UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Lubar & Co., Incorporated

Address:   700 North Water Street, Suite 1200
           Milwaukee, WI 53202


Form 13F File Number: 028-14255


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David Kuehl
Title:  Secretary
Phone:  414-291-9000

Signature,  Place,  and  Date  of  Signing:

/s/ David Kuehl                    Milwaukee, WI                      5/10/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              42

Form 13F Information Table Value Total:  $       96,365
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- -------------- --------- ---------- ------------------ ---------- -------- ----------------
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------- -------------- --------- ---------- --------- --- ---- ---------- -------- ---- ------ ----
Crosstex Energy, Inc.            COM            22765Y104 31,537,807 1,637,477 SH       DEFINED                0      X    0
Crosstex Energy, Inc.            COM            22765Y104 10,313,171   535,471 SH       SOLE                   X      0    0
Crosstex Energy, LP              COM            22765U102     79,414     4,316 SH       DEFINED                0      X    0
Approach Resources,  Inc.        COM            03834A103 22,656,729   920,631 SH       SOLE                   X      0    0
Approach Resources,  Inc.        COM            03834A103  1,269,334    51,578 SH       DEFINED                0      X    0
Google Inc.                      COM            38259P508    952,836     1,200 SH       DEFINED                0      X    0
Rockwell Automation  Inc.        COM            773903109    518,100     6,000 SH       DEFINED                0      X    0
Hallador Energy     Company      COM            40609P105 19,241,927 2,788,685 SH       SOLE                   X      0    0
Star Gas Partners L.P.           UNIT           85512C105    908,000   200,000 SH       SOLE                   X      0    0
TCP Capital Corp.                COM            87238Q103  1,221,674    76,546 SH       DEFINED                0      X    0
3M Company                       COM            88579Y101    267,795     2,519 SH       SOLE                   X      0    0
Abbott Laboratories              COM            002824100    143,399     4,060 SH       SOLE                   X      0    0
AbbVie Inc.                      COM            00287Y109    163,813     4,017 SH       SOLE                   X      0    0
ABB Ltd.                         ADR            000375204    232,129    10,199 SH       SOLE                   X      0    0
China Mobile Limited             ADR            16941M109    223,093     4,199 SH       SOLE                   X      0    0
Tata Motors Ltd.                 ADR            876568502    292,627    11,988 SH       SOLE                   X      0    0
Total S.A.                       ADR            89151E109    213,642     4,394 SH       SOLE                   X      0    0
Vodafone Group PLC               ADR            92857W209    241,258     8,492 SH       SOLE                   X      0    0
AT&T Inc.                        COM            00206R102    265,342     7,232 SH       SOLE                   X      0    0
Chevron Corporation              COM            166764100    253,681     2,135 SH       SOLE                   X      0    0
The Chubb  Corporation           COM            171232101    294,172     3,344 SH       SOLE                   X      0    0
The Coca Cola  Company           COM            191216100    245,419     6,027 SH       SOLE                   X      0    0
The Dow Chemical  Company        COM            260543103    209,040     6,500 SH       SOLE                   X      0    0
Du Pont E I De  Nemours & Co     COM            263534109    217,484     4,424 SH       SOLE                   X      0    0
Emerson Electric Co.             COM            291011104    250,130     4,477 SH       SOLE                   X      0    0
Exelon Corporation               COM            30161N101    188,088     5,455 SH       SOLE                   X      0    0
Exxon Mobil  Corporation         COM            30231G102    253,660     2,815 SH       SOLE                   X      0    0
General Electric  Company        COM            369604103    303,846    13,035 SH       SOLE                   X      0    0
Illinois Tool Works  Inc.        COM            452308109    274,468     4,476 SH       SOLE                   X      0    0
Intel Corporation                COM            458140100    228,464    10,456 SH       SOLE                   X      0    0
Johnson & Johnson                COM            478160104    260,814     3,199 SH       SOLE                   X      0    0
Kimberly-Clark  Corporation      COM            494368103    306,545     3,103 SH       SOLE                   X      0    0
Kraft Foods Inc.                 COM            50076Q106    108,483     2,085 SH       SOLE                   X      0    0
McDonald's Corp.                 COM            580135101    228,589     2,293 SH       SOLE                   X      0    0
Medtronic, Inc.                  COM            585055106    279,459     5,951 SH       SOLE                   X      0    0
Microsoft Corporation            COM            594918104    227,421     7,949 SH       SOLE                   X      0    0
Terra Nitrogen  Company, LP      COM            881005201    240,900     1,095 SH       SOLE                   X      0    0
Mondelez  International Inc.     COM            609207105    180,628     5,876 SH       SOLE                   X      0    0
The Procter & Gamble  Company    COM            742718109    253,682     3,292 SH       SOLE                   X      0    0
United Parcel Service,  Inc.     COM            911312106    266,548     3,103 SH       SOLE                   X      0    0
United Technologies  Corporation COM            913017109    260,389     2,787 SH       SOLE                   X      0    0
Verizon  Communications  Inc.    COM            92343V104    290,722     5,915 SH       SOLE                   X      0    0